COMMON STOCK (Details) - USD ($)	Mar. 31, 2023	Mar. 05, 2023	Dec. 31, 2022	Dec. 06, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000		100,000,000		36,038,535
Shares authorized			101,000,000
Par value per share	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	16,041,464		16,041,464	16,041,464	24,566,386
Common stock, shares outstanding	16,041,464		16,041,464	16,041,464	24,566,386
Liquidation Amount					$ 7,525,810
Common Stock
Class of Stock [Line Items]
Shares authorized			100,000,000
Common stock, shares outstanding			16,041,464
Preferred Stock
Class of Stock [Line Items]
Shares authorized			1,000,000
Series A
Class of Stock [Line Items]
Common stock, shares authorized					30,415,100
Common stock, shares outstanding					20,179,645	20,179,645
Liquidation Amount					$ 5,355,678
Series B
Class of Stock [Line Items]
Common stock, shares authorized					1,675,600
Common stock, shares outstanding					1,673,092
Liquidation Amount					$ 977,755
Series C
Class of Stock [Line Items]
Common stock, shares authorized					3,947,835
Par value per share			$ 0.0001
Common stock, shares outstanding					2,713,649
Liquidation Amount					$ 1,192,377
Warrant
Class of Stock [Line Items]
Common stock, shares issued				6,512,087
Escrow Reserve [Member]
Class of Stock [Line Items]
Common stock, shares issued				339,000
Subsequent Event [Member] | Merger Consideration Adjustment [Member]
Class of Stock [Line Items]
Common stock, shares issued		0